RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 3 – RELATED PARTY TRANSACTIONS

The Company’s President and shareholders have advanced funds to the Company for working capital purposes since the Company’s inception in February 2009.  No formal repayment terms or arrangements exist and the Company is not accruing interest on these advances. The net amount outstanding at December 31, 2014 and 2013 was $-0- and $30,781, respectively.

On December 31, 2013, as part of a private placement transaction of our common stock and warrants, (i) $228,000 of our outstanding indebtedness that was due to a related party was converted into 93,061 shares of common stock and a warrant to purchase 46,531 shares of our common stock; and (ii) we issued to a related party 122,448 shares of our common stock and a warrant to purchase 61,225 shares of our common stock for a purchase price of $300,000

Accrued interest and expenses due related parties as of December 31, 2014 and 2013 was $40,293 and $123,089, respectively.

During 2014, one of the Company’s board of directors forgave an outstanding obligation of $87,500 for services.  Accordingly, the Company reclassified the liability to equity as donated capital.

During 2014, the Company issued 34,000 shares of its common stock for future services to a board member totaling $85,000 ($2.50 per share), unrelated to his services as a board member.  The fair value of the services  is amortized over the service period.  As of December 31, 2014, the unamortized portion of $56,667 is included in prepaid expenses in the accompanying balance sheet.

During 2014, the Company issued 26,000 shares of its common stock in settlement of $65,000 debt to a board of directors’ member ($2.50 per share).

During 2013, in connection with the amendments of the Series C 9% Convertible Preferred stock, the Company issued to Company’s president and a Director of the Company (Series C holders) an aggregate of 53,830 warrants to purchase the Company’s common stock at $2.61 per share for five years. See Note 9 below.

The Company has informal compensation and consulting agreements with employees and outside contractors, certain of whom are also Company stockholders. The Agreements are generally month to month.  As of December 31, 2014 and 2013, total due under these agreements and related expenses were $11,250 and $-0-, respectively.

On January 31, 2014, as part of a private placement transaction of our common stock and warrants, a related party purchased an aggregate of 24,490 shares of common stock and a warrant to purchase 12,246 shares of common stock for an aggregate purchase price of $60,000.